Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of impact to revenue

	Effect on Revenue
	2025	2024
10% increase	$127.6	$70.7
10% decrease	(127.6)	(70.7)

Schedule of interest rate and other price sensitivities of our financial assets and liabilities, investments

	Effect on net income		Effect on equity
	2025	2024	2025	2024
0.5% increase	$2.6	$6.2	$2.6	$6.2
0.5% decrease	(2.2)	(5.5)	(2.2)	(5.5)

			Effect on other
	Effects on net income		comprehensive income (loss)
	2025	2024	2025	2024
10% increase	$4.5	$0.2	$95.9	$28.2
10% decrease	(4.4)	(0.2)	(95.9)	(28.2)